Segments of Business and Geographic Areas (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Apr. 04, 2010	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Sales by geographic area
Worldwide Total	$ 16,255	$ 16,005	$ 16,597	$ 16,173	$ 15,644	$ 14,982	$ 15,330	$ 15,631	$ 65,030	$ 61,587	$ 61,897
United States [Member]
Sales by geographic area
Worldwide Total									28,908	29,450	30,889
Europe [Member]
Sales by geographic area
Worldwide Total									17,129	15,510	15,934
Western Hemisphere, excluding U.S. [Member]
Sales by geographic area
Worldwide Total									6,418	5,550	5,156
Asia-Pacific, Africa [Member]
Sales by geographic area
Worldwide Total									12,575	11,077	9,918
Operating Segments [Member]
Sales by geographic area
Worldwide Total									$ 65,030	$ 61,587	$ 61,897